OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-4915

                              DNP Select Income Fund Inc.
(Exact name of registrant as specified in charter)

     55 East Monroe Street, Suite 3600, Chicago, Illinois  60603
(Address of principal executive offices)   (Zip code)

Nathan I. Partain	John R. Sagan
DNP Select Income Fund Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606
(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end:      December 31

Date of reporting period:      September 30, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS. The Schedule of Investments follows.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
(UNAUDITED)
September 30, 2006

COMMON STOCKS—98.7%

		Market
		Value
Shares	Description	(Note 1)

	■ ELECTRIC AND GAS—71.2%

982,300	Ameren Corp.	$51,855,617
1,000,000	Atmos Energy Corp.	28,550,000
3,071,300	CenterPoint Energy Inc.	43,981,016
1,125,000	Consolidated Edison Inc.	51,975,000
2,030,000	Duke Energy Corp.	61,306,000
900,000	Endesa S.A. (Spain)	38,249,504
1,100,000	Energy East Corp.	26,092,000
1,464,000	Exelon Corp.	88,630,560
1,735,000	FPL Group Inc.	78,075,000
1,535,000	FirstEnergy Corp.	85,745,100
800,000	Great Plains Energy Inc.	24,816,000
188,673	National Grid PLC ADR	11,827,910
675,714	National Grid PLC (United Kingdom)	8,425,189
800,000	Nicor Inc.	34,208,000
1,000,000	Northeast Utilities Inc.	23,270,000
2,237,200	NSTAR	74,632,992
1,000,000	OGE Energy Corp.	36,110,000
1,296,733	Oneok Inc.	49,003,540
1,350,000	PG&E Corp.	56,227,500
1,200,000	PPL Corp.	39,480,000
1,500,000	Pinnacle West Capital Corp.	67,575,000
1,375,000	Progress Energy Inc.	62,397,500
1,000,000	Puget Energy, Inc.	22,730,000
393,000	RWE AG (Germany)	36,267,104
600,000	SCANA Corp.	24,162,000
1,000,000	Scottish & Southern Energy ADR	24,619,400
850,000	Scottish & Southern Energy PLC (United Kingdom)	20,926,653
1,587,301	Scottish Power PLC (United Kingdom)	19,316,976
2,000,000	Southern Co.	68,920,000
1,625,000	Teco Energy Inc.	25,431,250
1,500,000	Vectren Corp.	40,275,000
1,000,000	WGL Holdings Inc.	31,340,000

The accompanying notes are an integral part of the financial statement.

 DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

		Market
		Value
Shares	Description	(Note 1)

581,000	WPS Resources Corp.	$28,835,030
1,000,000	Westar Energy Inc.	23,510,000
3,499,304	Xcel Energy Inc.	72,260,628

		1,481,027,469

	■ TELECOMMUNICATION—15.8%

1,799,230	AT&T Inc.	58,582,929
1,464,000	BCE Inc.	39,659,760
565,000	BT Group PLC ADR	28,572,050
1,377,000	Chunghwa Telecom Co. Ltd. ADR	23,835,870
2,500,000	Citizens Communications Co.	35,100,000
1,028,000	Telecom Italia SpA ADR	29,123,240
856,250	Telecom Corp of New Zealand Ltd. ADR	19,205,688
4,855,000	TeliaSonera AB (Sweden)	31,136,446
1,719,492	Verizon Communications Inc.	63,844,738

		329,060,721

	■ NON-UTILITY—11.7%

98,632	AMB Property Corp.	5,435,609
76,015	Alexandria Real Estate Equities Inc.	7,130,207
40,000	Apartment Investment and Management Co.	2,176,400
192,850	Archstone Smith Trust	10,498,754
66,221	AvalonBay Communities Inc.	7,973,008
90,195	Boston Properties Inc.	9,320,751
64,978	Camden Property Trust	4,938,978
182,500	Corporate Office Properties Trust	8,168,700
151,112	Developers Diversified Realty Corp.	8,426,005
103,223	Diamondrock Hospitality Co.	1,714,534
161,313	Digital Realty Trust Inc.	5,052,323
170,450	Equity Office Properties Trust	6,777,092
262,269	Equity Residential	13,265,566
66,504	Essex Property Trust Inc.	8,073,586
207,293	Extra Space Storage Inc.	3,588,242
15,000	Federal Realty Investment Trust	1,114,500

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

		Market
		Value
Shares	Description	(Note 1)

159,118	General Growth Properties Inc.	$7,581,973
44,159	Hospitality Properties Trust	2,084,305
425,785	Host Hotels & Resorts Inc.	9,763,250
73,078	Kilroy Realty Corp.	5,505,696
215,015	Kimco Realty Corp.	9,217,693
74,629	LaSalle Hotel Properties	3,234,421
103,444	The Macerich Co.	7,898,984
13,630	Pan Pacific Retail Properties Inc.	946,195
248,630	ProLogis	14,186,828
124,335	Public Storage Inc.	10,691,567
55,055	Reckson Associates Realty Corp.	2,356,354
75,535	Regency Centers Corp.	5,193,787
81,284	SL Green Realty Corp.	9,079,423
200,020	Simon Property Group Inc.	18,125,812
56,598	Strategic Hotels and Resorts Inc.	1,125,168
202,422	Sunstone Hotel Investors Inc.	6,015,982
184,367	United Dominion Realty Trust Inc.	5,567,883
173,891	Ventas Inc.	6,701,759
120,381	Vornado Realty Trust	13,121,529

		242,052,864

	Total Common Stocks (Cost—$1,657,848,068)	2,052,141,054

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

PREFERRED STOCKS—10.4%

		Market
		Value
Shares	Description	(Note 1)

	■ UTILITY—4.3%

700,000	Entergy Corp. 7 5/8% due 2/17/09	$38,094,000
1,200,000	Great Plains Energy Inc. 8% due 2/16/07	29,904,000
220,000	Southern California Edison 6 1/8% Perpetual	21,993,136

		89,991,136

	■ NON-UTILITY—6.1%

710,432	AMB Property Corp. 7% Series O Perpetual	18,073,390
17,300	AvalonBay Communities Inc. 8.70% Series H Perpetual	473,847
650,000	Duke Realty Corp. 6.95% Series M Perpetual	16,562,000
104,900	Equity Office Properties Trust 7 3/4% Series G Perpetual	2,664,460
300,000	Federal National Mortgage Association 7% Perpetual	15,956,250
400,000	New Plan Excel Realty Trust 7 5/8% Series E Perpetual	10,216,000
8,500	ProLogis 6 3/4% Series F Perpetual	212,500
9,600	ProLogis 6 3/4% Series G Perpetual	240,000
208,600	Public Storage Inc. 6.95% Series H Perpetual	5,283,838
900,000	Public Storage Inc. 7 1/4% Series I Perpetual	23,328,000
600,000	Realty Income Corp. 7 3/8% Series D Perpetual	15,240,000
200,000	Vornado Realty Trust 7% Series E Perpetual	5,114,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	5,708,070
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	8,522,500

		127,594,855

	Total Preferred Stocks (Cost—$213,330,081)	217,585,991

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

BONDS—43.1%

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

	■ ELECTRIC AND GAS—14.2%

$22,000,000	Arizona Public Service Company
	6 7/8%, due 8/01/36	Baa2	BBB-	$23,015,366
19,450,000	Comed Financing II
	8½%, due 1/15/27	Ba1	BBB-	20,192,776
9,304,000	Commonwealth Edison Co.
	8%, due 5/15/08	Baa1	A-	9,680,430
24,000,000	Dominion Resources Capital Trust I
	7.83%, due 12/01/27	Baa3	BB+	24,994,200
20,000,000	Duke Energy Corp., Series D
	7 3/8%, due 3/01/10	A3	BBB	21,293,880
5,000,000	Entergy Corp.
	6.30%, due 9/01/35	Baa1	A-	4,886,610
10,000,000	FirstEnergy Corp., Series B
	6.45%, due 11/15/11	Baa3	BBB-	10,443,070
24,340,000	Illinois Power Co.
	7½%, due 6/15/09	Baa2	BBB+	25,627,927
17,000,000	Keyspan Corp.
	7 5/8%, due 11/15/10	A3	A	18,361,700
15,825,000	Niagara Mohawk Power Corp.
	8 7/8%, due 5/15/07	Baa1	A-	16,150,615
10,000,000	Northern Border Partners LP
	8 7/8%, due 6/15/10	Baa2	BBB	11,087,840
5,000,000	NSTAR
	8% due 2/15/10	A2	A	5,406,640
9,000,000	PSEG Power LLC
	8 5/8%, due 4/15/31	Baa1	BBB	11,703,699
15,000,000	Progress Energy Inc.
	7.10%, due 3/01/11	Baa2	BBB-	16,094,340
22,750,000	Puget Capital Trust
	8.231%, due 6/01/27	Ba1	BB	22,195,742

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

$12,915,000	Sempra Energy
	7.95%, due 3/01/10	Baa1	BBB+	$13,937,635
13,000,000	Southern Co. Capital Trust II
	8.14%, due 2/15/27	Baa1	BBB+	13,614,224
6,488,000	Southern Union Co.
	7.60%, due 2/01/24	Baa3	BBB	6,780,382
8,850,000	Southern Union Co.
	8¼%, due 11/15/29	Baa3	BBB	9,843,820
10,000,000	TE Products Pipeline Co.
	7.51%, due 1/15/28	Baa3	BBB-	10,445,940

				295,756,836
	■ TELECOMMUNICATION—17.5%

17,200,000	AT&T Wireless Services Inc.
	7½%, due 5/01/07	Baa1	A	17,402,289
11,500,000	Alltel Corp.
	7 7/8%, due 7/01/32	A2	A-	13,035,434
15,098,000	BellSouth Capital Funding Corp.
	7¾%, due 2/15/10	A2	A	16,168,886
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30	A2	A	11,426,990
22,000,000	British Telecom PLC
	8 3/8%, due 12/15/10	Baa1	BBB+	24,676,080
15,000,000	Centurytel Inc.
	8 3/8%, due 10/15/10	Baa2	BBB	16,328,655
15,000,000	Centurytel Inc.
	6 7/8%, due 1/15/28	Baa2	BBB	14,485,185
5,645,000	Comcast Cable Communications Inc.
	8 3/8%, due 5/01/07	Baa2	BBB+	5,741,518
13,900,000	Comcast Corp.
	7.05%, due 3/15/33	Baa2	BBB+	14,930,671
10,000,000	France Telecom SA
	7 3/4%, due 3/01/11	A3	A-	10,966,040

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

		Ratings

			Standard	Market
			and	Value
Par Value		Moody’s	Poor’s	(Note 1)

$ 17,625,000	GTE Corp.
	7.90%, due 2/01/27	Baa1	A	$18,381,025
17,000,000	Koninklijke KPN NV
	8%, due 10/01/10	Baa2	BBB+	18,382,117
15,000,000	Koninklijke KPN NV
	8 3/8%, due 10/01/30	Baa2	BBB+	17,243,835
24,104,000	Nextel Communications Corp.
	7 3/8%, due 8/01/15	Baa3	BBB+	24,894,105
10,000,000	Sprint Capital Corp.
	8 3/8%, due 3/15/12	Baa3	BBB+	11,220,220
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15	Baa2	BBB+	11,860,320
32,000,000	Telecom Italia Capital
	7.20%, due 7/18/36	Baa2	BBB+	32,991,776
15,000,000	Telefonica Emisiones SAU
	7.045%, due 6/20/36	Baa1	BBB+	15,880,665
11,500,000	Telefonica Europe BV
	7 3/4%, due 9/15/10	Baa1	BBB+	12,425,842
5,000,000	Telefonica Europe BV
	8 1/4%, due 9/15/30	Baa1	BBB+	5,971,320
10,000,000	Telus Corp.
	7 1/2%, due 6/01/07	Baa2	BBB+	10,132,060
10,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	A3	A	12,071,682
20,000,000	Vodafone Group PLC
	7 3/4%, due 2/15/10	A3	A-	21,461,760
5,000,000	Vodafone Group PLC
	7 7/8%, due 2/15/30	A3	A-	5,879,790

				363,958,265

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

			Ratings

				Standard	Market
				and	Value
Par Value			Moody’s	Poor’s	(Note 1)

		■ NON-UTILITY—11.4%

#$	30,000,000	Bank of America, NA
		5.43%, due 6/13/07	Aa1	AA	$30,010,410
	8,000,000	Dayton Hudson Corp.
		9 7/8%, due 7/01/20	A1	A+	11,342,936
	9,600,000	Duke Realty LP
		6.80%, due 2/12/09	Baa1	BBB+	9,892,627
	10,000,000	EOP Operating LP
		7 3/4%, due 11/15/07	Baa2	BBB	10,246,140
	100,000,000	Federal National Mortgage Association
		7 1/2%, due 7/18/08	Aaa	AAA	100,645,100
#	25,000,000	Harrier Finance Funding LLC
		5.32%, due 11/15/06	Aaa	AAA	24,998,991
#	25,000,000	Premier Asset Collateralized Entity LLC
		5.36%, due 4/25/07	Aaa	AAA	25,006,850
#	25,000,000	Stanfield Victoria Funding LLC
		5.33%, due 1/22/07	Aaa	AAA	25,003,225

					237,146,279

		Total Bonds (Cost—$908,240,008)			896,861,380

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

SHORT-TERM INSTRUMENTS—35.1%

			Market
Par Value/			Value
Shares			(Note 1)

#$	7,785,954	AIM STIC Liquid Assets Portfolio	$7,785,954
#	5,000,000	Banc of America Securities LLC Repurchase Agreement, 5.415%,
		dated 9/29/06, due 10/02/06, with a repurchase price of $5,002,256
		and collateralized by $5,100,000 market value of corporate bonds
		having an average coupon rate of 6.50% and an original weighted
		average maturity of 1/15/12	5,000,000
#	125,000,000	BNP Paribas Securities Repurchase Agreement, 5.425%, dated 9/29/06,
		due 10/02/06, with a repurchase price of $125,056,510 and collateralized
		by $127,500,001 market value of asset-backed securities (ABS) and
		corporate bonds having an average coupon rate of 5.98% and an original
		weighted average maturity of 10/16/16	125,000,000
#	50,000,000	Citigroup Global Markets Inc. Master Note
		5.45%, due 10/02/06	50,000,000
#	120,000,000	Credit Suisse First Boston LLC Repurchase Agreement, 5.425%,
		dated 9/29/06, due 10/02/06, with a repurchase price of $120,054,250
		and collateralized by $122,403,118 market value of ABS having an
		average coupon rate of 6.57% and an original weighted average
		maturity of 6/03/36	120,000,000
#	90,000,000	Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement,
		5.425%, dated 9/29/06, due 10/02/06, with a repurchase price of
		$90,040,688 and collateralized by $91,804,313 market value of corporate
		bonds having an average coupon rate of 5.33% and an original weighted
		average maturity of 8/19/18	90,000,000
#	18,560,000	Fenway Funding LLC
		5.44%, due 10/02/06	18,557,195
#	113,000,000	Goldman Sachs & Co. Repurchase Agreement, 5.445%, dated 9/29/06,
		due 10/02/06, with a repurchase price of $113,051,274 and collateralized
		by $115,260,001 market value of ABS and collateralized mortgage
		obligations (CMOs) having an average coupon rate of 5.47% and an
		original weighted average maturity of 2/21/35	113,000,000
#	50,000,000	Greenwich Capital Markets Inc. Repurchase Agreement, 5.455%,
		dated 9/29/06, due 10/02/06, with a repurchase price of $50,022,729
		and collateralized by $51,005,043 market value of CMOs having an
		average coupon rate of 4.74% and an original weighted average
		maturity of 5/28/27	50,000,000

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

			Market
	Par Value/		Value
	Shares		(Note 1)

#$	100,000,000	Lehman Brothers Inc. Repurchase Agreement, 5.425%,
		dated 9/29/06, due 10/02/06, with a repurchase price of
		$100,045,208 and collateralized by $102,002,311 market value
		of CMOs and corporate bonds having an average coupon rate of
		4.99% and an original weighted average maturity of 4/18/21	$100,000,000
#	50,000,000	Nomura Securities International Inc. Repurchase Agreement,
		5.425%, dated 9/29/06, due 10/02/06, with a repurchase price of
		$50,022,604 and collateralized by $51,000,000 market value of
		CMOs and corporate bonds having an average coupon rate of 5.17%
		and an original weighted average maturity of 7/09/39	50,000,000

		Total Short-Term Instruments (Amortized Cost—$729,343,149)	729,343,149

		Total Investments—187.3% (Cost—$3,508,761,306)	3,895,931,574

	OTHER ASSETS LESS LIABILITIES—(63.3%)		(1,316,012,681)

	AUCTION PREFERRED STOCK—(24.0%)
	(12,000 shares issued and outstanding; liquidation preference $25,000 per share)		(500,000,000)

	NET ASSETS APPLICABLE TO COMMON STOCK—100.0%
	(equivalent to $9.21 per share of common stock based on 225,866,244 shares
	of common stock outstanding; authorized 250,000,000 shares)		2,079,918,893

	# This security was purchased with the cash proceeds from securities loans.

	The percentage shown for each investment category is the total value of that
	category as a percentage of the net assets applicable to common shares of the Fund.

The accompanying notes are an integral part of the financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS—(Continued)
(UNAUDITED)
September 30, 2006

(1)	Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sales price, or if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on an amortized cost basis, which approximates market value.

(2)	At December 31, 2005, the Fund’s most recent fiscal tax year end, based on a tax cost of investments of $3,010,132,491, the Fund had gross unrealized appreciation of $362,153,165 and gross unrealized depreciation of $83,919,490.

ITEM 2.	CONTROLS AND PROCEDURES.

          (a)      The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

          (b)      There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	November 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	November 20, 2006

By (Signature and Title)	/s/ JOSEPH C. CURRY, JR.
Joseph C. Curry, Jr.
Senior Vice President and Treasurer

Date	November 20, 2006